INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets
Significant components of the deferred tax assets are as follows:

	As of December 31,
	2 0 1 8	2 0 1 7

Net operating loss carryforwards	$1,800	$2,042
Tax credits carryforward	-	*27
Temporary differences relating to reserve and allowances	4,234	2,602
Intangible assets	(2,161)	(2,714)
	3,873	1,957
Valuation Allowance, net of uncertain tax positions	-	*-
Deferred tax asset, net	$3,873	$1,957

*Reclassified

Schedule of Presentation in Balance Sheets for Deferred Taxes
Israel:

	As of December 31,
	2 0 1 8	2 0 1 7

Long-term deferred tax assets	$2,998	$1,444
	$2,998	$1,444

International:

	As of December 31,
	2 0 1 8	2 0 1 7

Long-term deferred tax assets	$875	$5,338
	$875	$5,338

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Israel	$41,013	$51,558	$14,021
International (mainly US)	19,129	8,537	(2,639)
	$60,142	$60,095	$11,382

Schedule of Israel and International Components of Income Taxes

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Israel	$5,767	$12,043	$2,615
International (mainly US)	3,284	1,593	(877)
	$9,051	$13,636	$1,738

Current	$10,793	$13,584	$1,105
Deferred	(1,742)	52	633
	$9,051	$13,636	$1,738

Reconciliation of Theoretical and Actual Tax Expense
The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Net income before taxes	$63,426	$60,095	$11,382
Statutory tax expenses	8,100	7,674	1,821
Effect of non-benefited income New Technological or Approved or Preferred Enterprises statuses in Israel	172	181	136
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes – net	578	1,451	588
Different tax rates of deferred taxes	-	(226)	(104)
Effect of foreign operations taxed at various rates	2,034	1,888	(657)
Foreign Derived Intangible Income benefit	(1,534)	-	-
Tax credits	30	(1,650)
Adjustments for previous years tax	(369)	4,174	(135)
Other	40	144	*89
	951	5,962	(83)
Actual tax expense (benefit)	$9,051	$13,636	$1,738

Schedule of Uncertain Tax Positions
The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 8	2 0 1 7

Balance at the beginning of the year	1,707	$1,333
Decrease related to settlements with tax authorities, net	-	(1,142)
Decrease related to prior year tax positions, net	(164)	-
Increase related to current year tax positions	684	1,516
Balance at the end of the year	$2,227	$1,707